FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial liabilities

US$ MILLIONS	2019	2018
Current:
Deferred consideration	$131	$3
Foreign currency forward contracts	61	16
Other financial liabilities	137	105
Total current financial liabilities	$329	$124

Non-current:
Deferred consideration	$1,115	$953
Interest rate swaps	113	100
Foreign currency forward contracts	36	7
Inflation swaps	71	78
Other financial liabilities	509	18
Total non-current financial liabilities	$1,844	$1,156